Shareholder Report, Line Graph (Details) LMA4500_ClearBridge Emerging Markets Fund_Class C_TSR Annual {Class C} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jul. 16, 2018	Sep. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with sales charge)
Accumulated Value	$ 10,779	$ 9,108	$ 8,395	$ 12,990	$ 11,237	$ 9,588	$ 9,314	$ 10,000	$ 12,546
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index-NR
Accumulated Value	14,337	11,438	9,501	12,696	10,245	9,947	10,071	10,000	$ 16,695
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index-NR
Accumulated Value	$ 12,816	$ 10,168	$ 9,103	$ 12,663	$ 10,712	$ 9,691	$ 9,891	$ 10,000	$ 15,037